Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of fair value of derivative instruments
The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy. Exchange traded derivatives are typically considered settled through the (normally daily) payment or receipt of variation margin.
Over-the-counter (OTC) financial swaps, forwards and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
30. Derivative financial instruments – continued
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.

				$ million
		2022		2021
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	634	(2,346)	272	(643)
Oil price derivatives	2,753	(1,961)	2,192	(1,567)
Natural gas price derivatives	15,437	(12,129)	6,823	(8,273)
Power price derivatives	5,527	(6,004)	3,105	(2,966)
Other derivatives	44	—	10	—
	24,395	(22,440)	12,402	(13,449)
Embedded derivatives
Other embedded derivatives	—	(41)	—	(7)
	—	(41)	—	(7)
Cash flow hedges
Currency forwards	—	—	1	—
	—	—	1	—
Fair value hedges
Currency swaps	—	(3,670)	326	(465)
Interest rate swaps	—	(4)	21	—
	—	(3,674)	347	(465)
	24,395	(26,155)	12,750	(13,921)
Of which – current	11,554	(12,618)	5,744	(7,565)
– non-current	12,841	(13,537)	7,006	(6,356)
The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2022
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	207	17	19	4	—	—	247
Level 2	17,161	5,628	935	289	77	65	24,155
Level 3	1,525	1,014	783	659	601	4,215	8,797
	18,893	6,659	1,737	952	678	4,280	33,199
Less: netting by counterparty	(7,339)	(1,143)	(205)	(61)	(27)	(29)	(8,804)
	11,554	5,516	1,532	891	651	4,251	24,395
Fair value of derivative liabilities
Level 1	(281)	(20)	(22)	(7)	—	—	(330)
Level 2	(18,116)	(2,901)	(702)	(915)	(437)	(805)	(23,876)
Level 3	(1,323)	(794)	(552)	(435)	(397)	(3,537)	(7,038)
	(19,720)	(3,715)	(1,276)	(1,357)	(834)	(4,342)	(31,244)
Less: netting by counterparty	7,339	1,143	205	61	27	29	8,804
	(12,381)	(2,572)	(1,071)	(1,296)	(807)	(4,313)	(22,440)
Net fair value	(827)	2,944	461	(405)	(156)	(62)	1,955

							$ million
							2021
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	63	25	4	6	1	—	99
Level 2	11,418	1,957	631	298	139	102	14,545
Level 3	888	600	510	416	382	2,731	5,527
	12,369	2,582	1,145	720	522	2,833	20,171
Less: netting by counterparty	(6,657)	(694)	(145)	(42)	(26)	(205)	(7,769)
	5,712	1,888	1,000	678	496	2,628	12,402
Fair value of derivative liabilities
Level 1	(57)	(28)	(4)	(8)	(2)	—	(99)
Level 2	(13,646)	(2,189)	(575)	(251)	(305)	(216)	(17,182)
Level 3	(521)	(312)	(289)	(281)	(268)	(2,266)	(3,937)
	(14,224)	(2,529)	(868)	(540)	(575)	(2,482)	(21,218)
Less: netting by counterparty	6,657	694	145	42	26	205	7,769
	(7,567)	(1,835)	(723)	(498)	(549)	(2,277)	(13,449)
Net fair value	(1,855)	53	277	180	(53)	351	(1,047)

Derivative assets held for trading fair value, and maturities
Derivative assets held for trading have the following fair values and maturities.

							$ million
							2022
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	536	14	10	10	9	55	634
Oil price derivatives	1,971	445	150	63	35	89	2,753
Natural gas price derivatives	7,157	3,740	749	442	316	3,033	15,437
Power price derivatives	1,848	1,317	623	376	291	1,072	5,527
Other derivatives	42	—	—	—	—	2	44
	11,554	5,516	1,532	891	651	4,251	24,395

							$ million
							2021
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	168	52	1	1	—	50	272
Oil price derivatives	1,544	429	167	47	4	1	2,192
Natural gas price derivatives	2,678	847	547	456	368	1,927	6,823
Power price derivatives	1,322	553	285	174	124	647	3,105
Other derivatives	—	7	—	—	—	3	10
	5,712	1,888	1,000	678	496	2,628	12,402

Derivative liabilities held for trading, fair value and maturities
The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $23,970 million at 31 December 2022 (2021 $27,048 million) to be received on the same day as the related cash outflows.

		$ million
Cash outflows for derivative financial instruments at 31 December	2022	2021
Within one year	1,492	1,497
1 to 2 years	2,531	1,492
2 to 3 years	2,053	2,531
3 to 4 years	5,575	2,053
4 to 5 years	3,584	5,575
5 to 10 years	7,627	8,618
Over 10 years	2,772	5,365
	25,634	27,131
For further information on our derivative financial instruments, see Note 30.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2022
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(587)	(95)	(3)	(629)	(319)	(713)	(2,346)
Oil price derivatives	(1,615)	(318)	(23)	(4)	(1)	—	(1,961)
Natural gas price derivatives	(7,255)	(1,157)	(539)	(328)	(214)	(2,636)	(12,129)
Power price derivatives	(2,924)	(1,002)	(506)	(335)	(273)	(964)	(6,004)
	(12,381)	(2,572)	(1,071)	(1,296)	(807)	(4,313)	(22,440)

							$ million
							2021
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(191)	(2)	(13)	(5)	(173)	(259)	(643)
Oil price derivatives	(1,340)	(179)	(39)	(7)	(2)	—	(1,567)
Natural gas price derivatives	(4,551)	(1,053)	(460)	(351)	(282)	(1,576)	(8,273)
Power price derivatives	(1,485)	(601)	(211)	(135)	(92)	(442)	(2,966)
	(7,567)	(1,835)	(723)	(498)	(549)	(2,277)	(13,449)

Disclosure of changes in fair value of derivative instruments
30. Derivative financial instruments – continued
Level 3 derivatives
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2022	199	534	40	(154)	10	629
Gains (losses) recognized in the income statement	17	508	334	215	34	1,108
Purchases[a]	—	(4)	(889)	—	—	(893)
Settlements	(73)	(210)	(32)	—	—	(315)
Transfers out of level 3	(115)	77	23	—	—	(15)
Net fair value of contracts at 31 December 2022	28	905	(524)	61	44	514
Deferred day-one gains (losses)						1,245
Derivative asset (liability)						1,759

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2021	191	147	(173)	5	6	176
Gains (losses) recognized in the income statement	302	410	407	(159)	1	961
Purchases	—	—	—	—	3	3
Settlements	(248)	(33)	(115)	—	—	(396)
Transfers out of level 3	(46)	10	(79)	—	—	(115)
Net fair value of contracts at 31 December 2021	199	534	40	(154)	10	629
Deferred day-one gains (losses)						961
Derivative asset (liability)						1,590

Disclosure of detailed information about hedging instruments and items
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2022
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	—
Commodity price risk
Highly probable forecast sales	(825)	825	—

At 31 December 2021
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	(1)	1	—
Commodity price risk
Highly probable forecast sales	(430)	430	—
30. Derivative financial instruments – continued
The tables below summarize the carrying amount and nominal amount of the derivatives designated as hedging instruments in cash flow hedge relationships.

	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
	Assets	Liabilities
At 31 December 2022	$ million	$ million	$ million	mmBtu
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	5
Commodity price risk
Highly probable forecast sales	—	—		(469)

At 31 December 2021
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	1	—	55
Commodity price risk
Highly probable forecast sales	—	—		(420)
All hedging instruments are presented within derivative financial instruments on the group balance sheet.
All of the nominal amount of hedging instruments at 31 December 2022 and 2021 relating to highly probably forecast capital expenditure matures within 12 months of the relevant balance sheet date. Of the nominal amount of hedging instruments at 31 December 2022 relating to highly probably forecast sales 349 mmBtu (2021 245 mmBtu) matures within 12 months and 120 mmBtu (2021 175 mmBtu) within one to two years.
The table below summarizes the weighted average exchange rates and the weighted average sales price in relation to the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December.

	Weighted average price/rate
	2022		2021
At 31 December	Forecast capital expenditure	Forecast sales	Forecast capital expenditure	Forecast sales
Sterling/US dollar	1.25		1.33
Henry Hub $/mmBtu		4.03		3.24
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period. The signage convention for changes in fair value presented in this table is consistent with that presented in Note 27.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2022
Fair value hedges
Interest rate risk on finance debt	26	(27)	1
Interest rate and foreign currency risk on finance debt	3,519	(3,495)	(24)

At 31 December 2021
Fair value hedges
Interest rate risk on finance debt	54	(54)	—
Interest rate and foreign currency risk on finance debt	2,565	(2,460)	(105)
The tables below summarize the carrying amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

			$ million
	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
At 31 December 2022	Assets	Liabilities
Fair value hedges
Interest rate risk on finance debt	—	(4)	368
Interest rate and foreign currency risk on finance debt	—	(3,670)	17,032

At 31 December 2021
Fair value hedges
Interest rate risk on finance debt	21	—	1,102
Interest rate and foreign currency risk on finance debt	326	(465)	18,880
All hedging instruments are presented within derivative financial instruments on the group balance sheet. Ineffectiveness arising on fair value hedges is included within finance costs in the income statement.
30. Derivative financial instruments – continued
The tables below summarize the profile by tenor of the nominal amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

								$ million
At 31 December 2022	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Fair value hedges
Interest rate risk on finance debt	—	216	—	152	—	—	—	368
Interest rate and foreign currency risk on finance debt	1,307	2,238	1,971	2,244	1,845	4,869	2,558	17,032

At 31 December 2021
Fair value hedges
Interest rate risk on finance debt	713	—	219	—	170	—	—	1,102
Interest rate and foreign currency risk on finance debt	715	1,426	2,377	2,114	2,400	4,471	5,377	18,880
The table below summarizes the weighted average floating interest rate and the weighted average exchange rates in relation to the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

At 31 December		2022		2021
	Interest rate swaps	Cross-currency interest rate swaps	Interest rate swaps	Cross-currency interest rate swaps
Interest rate	2.48%	6.23%	0.31%	1.91%
Sterling/US dollar		1.36		1.36
Euro/US dollar		1.13		1.13
Canadian dollar/US dollar		0.78		0.78
The tables below summarize the carrying amount, and the accumulated fair value adjustments included within the carrying amount, of the hedged items designated in fair value hedge relationships at 31 December.

					$ million
	Carrying amount of hedged item		Accumulated fair value adjustment included in the carrying amount of hedged items
At 31 December 2022	Assets	Liabilities	Assets	Liabilities	Discontinued hedges
Fair value hedges
Interest rate risk on finance debt	—	(422)	4	—	(337)
Interest rate and foreign currency risk on finance debt	—	(17,003)	2,312	—	—

At 31 December 2021
Fair value hedges
Interest rate risk on finance debt	—	(1,170)	—	(22)	(524)
Interest rate and foreign currency risk on finance debt	—	(18,837)	—	(94)	—
The hedged item for all fair value hedges is presented within finance debt on the group balance sheet.
30. Derivative financial instruments – continued
Movement in reserves related to hedge accounting
The table below provides a reconciliation of the cash flow hedge and costs of hedging reserves on a pre-tax basis by risk category. The signage convention of this table is consistent with that presented in Note 32.

					$ million
	Cash flow hedge reserve			Costs of hedging reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Purchase of equity[a]	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2022	3	(134)	(651)	(190)	(972)
Recognized in other comprehensive income
Cash flow hedges marked to market	(4)	(825)	—	—	(829)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	851	651	—	1,502
Costs of hedging marked to market	—	—	—	61	61
Costs of hedging reclassified to the income statement	—	—	—	25	25
	(4)	26	651	86	759
Cash flow hedges transferred to the balance sheet	1	—	—	—	1
At 31 December 2022	—	(108)	—	(104)	(212)

					$ million
	Cash flow hedge reserve			Costs of hedging reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Purchase of equity[a]	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2021	12	41	(651)	(106)	(704)
Recognized in other comprehensive income
Cash flow hedges marked to market	1	(430)	—	—	(429)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	255	—	—	255
Costs of hedging marked to market	—	—	—	(105)	(105)
Costs of hedging reclassified to the income statement	—	—	—	21	21
	1	(175)	—	(84)	(258)
Cash flow hedges transferred to the balance sheet	(10)	—	—	—	(10)
At 31 December 2021	3	(134)	(651)	(190)	(972)
[a]See Note 32 for further information on the cash flow hedge reserve relating to the purchase of equity.